Note 13 - Convertible Notes Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Details
Interest Payable, Current	$ 23,700	$ 6,210
Debt discount expense	612,679	85,250
Convertible notes payable, net of discount of $87,908 and $122,084, respectively	353,740	152,966
Loss on issuance of convertible debt	$ (1,214,985)	$ (152,966)